Allowance for Doubtful Accounts, Sales Returns and Discounts (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 773	$ 868	$ 929
Changes to earnings	10,624	8,887	5,168
Amounts utilized	(9,861)	(8,982)	(5,229)
Balance at end of year	$ 1,536	$ 773	$ 868